Equity Activity - AOCI Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	$ 20,727	$ 20,985	$ 16,929
Separation of Kyndryl	(7,203)
Other comprehensive income/(loss)		(740)	893
Balance at the End of the Period	18,996	20,727	20,985
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(29,337)	(28,597)	(29,490)
Other comprehensive income before reclassifications	2,608	(2,638)	(663)
Amount reclassified from accumulated other comprehensive income	2,231	1,898	1,556
Separation of Kyndryl	1,264
Other comprehensive income/(loss)	6,103	(740)	893
Balance at the End of the Period	(23,234)	(29,337)	(28,597)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(456)	(179)	284
Other comprehensive income before reclassifications	256	(261)	(522)
Amount reclassified from accumulated other comprehensive income	183	(16)	59
Other comprehensive income/(loss)	438	(277)	(463)
Balance at the End of the Period	(18)	(456)	(179)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(4,665)	(3,700)	(3,690)
Other comprehensive income before reclassifications	573	(965)	(10)
Separation of Kyndryl	730
Other comprehensive income/(loss)	1,303	(965)	(10)
Balance at the End of the Period	(3,362)	(4,665)	(3,700)
Net Change Retirement-Related Benefit Plans
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	(24,216)	(24,718)	(26,083)
Other comprehensive income before reclassifications	1,780	(1,412)	(131)
Amount reclassified from accumulated other comprehensive income	2,049	1,914	1,496
Separation of Kyndryl	534
Other comprehensive income/(loss)	4,362	501	1,365
Balance at the End of the Period	(19,854)	(24,216)	(24,718)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period	0	0	0
Other comprehensive income before reclassifications	0	0	1
Other comprehensive income/(loss)	0	0	1
Balance at the End of the Period	$ (1)	$ 0	$ 0